Deferred Income	3 Months Ended
Mar. 31, 2025
Deferred Income
Deferred Income

11. Deferred Income

The following table summarizes details of deferred income at March 31, 2025 and December 31, 2024. The nature of the deferred income is described in Note 13 and 14.

	March 31,	December 31,
	2025	2024
	€1,000	€1,000

Payments from Eli Lilly and Company	19,030	21,501
Payments from Rett Syndrome Research Trust	220	441
Current deferred income	19,250	21,942

Payments from Eli Lilly and Company	28,299	29,429
Non-current deferred income	28,299	29,429

Total deferred income	47,549	51,371

c